Schedule of Conversion Adjustments Impacting the Consolidated Balance Sheet (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Accounts receivable, net	$ 2,634,041	$ 1,592,653	$ 2,394,542	$ 2,530,058
Property and equipment, net	24,980,042	25,041,313	26,042,616	21,887,587
Property and equipment, net	(24,980,042)	(25,041,313)	(26,042,616)	(21,887,587)
Right of use assets, net	1,632,991	1,678,072	2,439,888	2,447,069
Intangible assets, net	1,084,859	1,122,199	2,232,153	3,051,000
Intangible assets, net	(1,084,859)	(1,122,199)	(2,232,153)	(3,051,000)
Liabilities and Stockholders’ Equity:
Accounts payable and other accrued liabilities	5,210,220	4,768,534	6,613,793	6,985,617
Lease liabilities, short term	167,154	160,285	302,736	208,624
Lease liabilities, net of current portion	1,610,589	1,659,120	2,282,743	2,349,650
Notes payable, net of current	9,665,249	9,783,361	9,246,547	8,062,890
Notes payable, net of current	(9,665,249)	(9,783,361)	(9,246,547)	(8,062,890)
Derivative liabilities, long term	11,514,895	8,893,600	9,007,907	1,094,316
Share capital				94,667,939
Accumulated deficit	$ (139,803,363)	$ (139,377,110)	$ (121,747,435)	(97,125,921)
International Financial Reporting Standards [Member]
Assets:
Accounts receivable, net				2,441,490
Property and equipment, net				23,856,852
Property and equipment, net				(23,856,852)
Right of use assets, net
Intangible assets, net				3,390,000
Intangible assets, net				(3,390,000)
Liabilities and Stockholders’ Equity:
Accounts payable and other accrued liabilities				6,924,900
Lease liabilities, short term				175,858
Lease liabilities, net of current portion				2,104,789
Notes payable, net of current				11,210,000
Notes payable, net of current				(11,210,000)
Derivative liabilities, long term				147,667
Share capital				91,815,797
Accumulated deficit				(96,363,268)
Adjustments [Member]
Assets:
Accounts receivable, net				88,568
Property and equipment, net				1,969,265
Property and equipment, net				(1,969,265)
Right of use assets, net				2,447,069
Intangible assets, net				339,000
Intangible assets, net				(339,000)
Total conversion adjustments aseets				227,372
Liabilities and Stockholders’ Equity:
Accounts payable and other accrued liabilities				60,717
Lease liabilities, short term				32,766
Lease liabilities, net of current portion				244,861
Notes payable, net of current				3,147,110
Notes payable, net of current				(3,147,110)
Derivative liabilities, long term				946,649
Share capital				2,852,142
Accumulated deficit				(762,653)
Conversion adjustments aiabilities and stockholders equity				$ 227,372